Commitments and Contingencies - Operating lease Obligations Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 261
2013	228
2014	168
2015	168
2016	168
Thereafter	103
Total	$ 1,096